Stock-Based Compensation	12 Months Ended
Sep. 30, 2015
Share-based Compensation [Abstract]
Stock-Based Compensation
Stock-Based Compensation
We recognize stock-based compensation expense over the requisite service period. Our share-based awards are accounted for as equity instruments. The amounts included in the consolidated statements of operations relating to stock-based compensation are as follows (dollars in thousands):

	2015	2014	2013
Cost of product and licensing	$516	$724	$769
Cost of professional services and hosting	30,968	32,063	17,924
Cost of maintenance and support	3,989	3,426	3,537
Research and development	39,038	44,139	32,085
Selling and marketing	50,310	53,448	57,958
General and administrative	51,955	59,164	47,052
Total	$176,776	$192,964	$159,325

Stock Options
We have share-based award plans under which employees, officers and directors may be granted stock options to purchase our common stock, generally at fair market value. Our plans do not allow for options to be granted at below fair market value, nor can they be re-priced at any time. Options granted under our plans become exercisable over various periods, typically 2 to 4 years and have a maximum term of 10 years. We have also assumed options and option plans in connection with certain of our acquisitions. These stock options are governed by the plans and agreements that they were originally issued under but are now exercisable for shares of our common stock.

The table below summarizes activity relating to stock options for the years ended September 30, 2015, 2014 and 2013:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
Outstanding at September 30, 2012	6,139,280	$11.24
Granted	—	$—
Exercised	(1,884,330)	$7.23
Forfeited	(57,290)	$9.10
Expired	(13,502)	$12.58
Outstanding at September 30, 2013	4,184,158	$13.08
Granted	100,000	$15.19
Exercised	(444,594)	$9.41
Forfeited	(1,764)	$19.36
Expired	(114,458)	$16.62
Outstanding at September 30, 2014	3,723,342	$13.46
Granted	—	$—
Exercised	(765,408)	$11.09
Forfeited	(892)	$20.04
Expired	(33,053)	$19.34
Outstanding at September 30, 2015	2,923,989	$14.01	1.4 years	$7.1	million
Exercisable at September 30, 2015	2,923,298	$14.01	1.4 years	$7.1	million
Exercisable at September 30, 2014	3,715,258
Exercisable at September 30, 2013	4,158,145
_______________________________________

(1)
The aggregate intrinsic value on this table was calculated based on the positive difference, if any, between the closing market value of our common stock on September 30, 2015 ($16.37) and the exercise price of the underlying options.

As of September 30, 2015, there was no unamortized fair value of stock options. A summary of weighted-average grant-date (including assumed options) fair value and intrinsic value of stock options exercised is as follows:

	2015	2014	2013
Weighted-average grant-date fair value per share	N/A	$5.71	N/A
Total intrinsic value of stock options exercised (in millions)	$4.4	$3.3	$24.9

We use the Black-Scholes option pricing model to calculate the grant-date fair value of an award. The fair value of the assumed unvested stock options was calculated using a lattice model. There were no stock option grants in fiscal years 2015 and 2013. For fiscal year 2014, the fair value of the stock options granted and unvested options assumed from acquisitions were calculated using the following weighted-average assumptions:

	2015	2014	2013
Dividend yield	N/A	0.0%	N/A
Expected volatility	N/A	38.2%	N/A
Average risk-free interest rate	N/A	1.1%	N/A
Expected term (in years)	N/A	4.1	N/A

The dividend yield of zero is based on the fact that we have never paid cash dividends and have no present intention to pay cash dividends. Expected volatility is based on the historical volatility of our common stock over the period commensurate with the expected life of the options and the historical implied volatility from traded options with a term of 180 days or greater. The risk-free interest rate is derived from the average U.S. Treasury STRIPS rate during the period, which approximates the rate in effect at the time of grant, commensurate with the expected life of the instrument. We estimate the expected term of options granted based on historical exercise behavior.
Restricted Awards
We are authorized to issue equity incentive awards in the form of Restricted Awards, including Restricted Units and Restricted Stock, which are individually discussed below. Unvested Restricted Awards may not be sold, transferred or assigned. The fair value of the Restricted Awards is measured based upon the market price of the underlying common stock as of the date of grant, reduced by the purchase price of $0.001 per share of the awards. The Restricted Awards generally are subject to vesting over a period of two to four years. We also issued certain Restricted Awards with vesting solely dependent on the achievement of specified performance targets. The fair value of the Restricted Awards is amortized to expense over the awards’ applicable requisite service periods using the straight-line method. In the event that the employees’ employment with us terminates, or in the case of awards with only performance goals, if those goals are not met, any unvested shares are forfeited and revert to us.
Restricted Units are not included in issued and outstanding common stock until the shares are vested and released. The table below summarizes activity relating to Restricted Units:

	Number of Shares Underlying Restricted Units — Contingent Awards	Number of Shares Underlying Restricted Units — Time-Based Awards
Outstanding at September 30, 2012	4,670,280	7,740,612
Granted	3,046,493	8,027,067
Earned/released	(1,682,164)	(5,886,568)
Forfeited	(447,428)	(785,687)
Outstanding at September 30, 2013	5,587,181	9,095,424
Granted	3,005,069	7,084,572
Earned/released	(790,189)	(6,404,777)
Forfeited	(2,075,676)	(1,426,112)
Outstanding at September 30, 2014	5,726,385	8,349,107
Granted	1,985,374	7,741,805
Earned/released	(2,000,408)	(8,123,159)
Forfeited	(1,011,141)	(959,914)
Outstanding at September 30, 2015	4,700,210	7,007,839
Weighted average remaining recognition period of outstanding Restricted Units	1.2 years	1.7 years
Unearned stock-based compensation expense of outstanding Restricted Units	$45.8 million	$78.4 million
Aggregate intrinsic value of outstanding Restricted Units(1)	$76.9 million	$114.8 million

(1)
The aggregate intrinsic value on this table was calculated based on the positive difference between the closing market value of our common stock on September 30, 2015 ($16.37) and the exercise price of the underlying Restricted Units.

A summary of weighted-average grant-date fair value, including those assumed in respective periods, and intrinsic value of all Restricted Units vested is as follows:

	2015	2014	2013
Weighted-average grant-date fair value per share	$15.47	$15.46	$21.51
Total intrinsic value of shares vested (in millions)	$154.2	$110.3	$158.6

Restricted Stock is included in the issued and outstanding common stock in these financial statements at the date of grant. The table below summarizes activity relating to Restricted Stock:

	Number of Shares Underlying Restricted Stock	Weighted Average Grant Date Fair Value
Outstanding at September 30, 2012	750,000	$25.80
Granted	750,000	$22.32
Vested	(500,000)	$24.06
Outstanding at September 30, 2013	1,000,000	$24.06
Granted	250,000	$15.71
Vested	(500,000)	$24.06
Outstanding at September 30, 2014	750,000	$21.28
Granted	—	$—
Vested	(500,000)	$24.06
Outstanding at September 30, 2015	250,000	$15.71
Weighted average remaining recognition period of outstanding Restricted Stock	0.1 years
Unearned stock-based compensation expense of outstanding Restricted Stock	$0.2 million
Aggregate intrinsic value of outstanding Restricted Stock(1)	$4.1 million

(1)
The aggregate intrinsic value on this table was calculated based on the positive difference between the closing market value of our common stock on September 30, 2015 ($16.37) and the exercise price of the underlying Restricted Units.

A summary of weighted-average grant-date fair value, including those assumed in respective periods, and the intrinsic value of all Restricted Stock vested is as follows:

	2015	2014	2013
Weighted-average grant-date fair value per share	$—	$15.71	$22.32
Total intrinsic value of shares vested (in millions)	$7.9	$7.8	$10.0
In order to satisfy our employees’ withholding tax liability as a result of the vesting of Restricted Awards, we have historically repurchased shares upon the employees’ vesting. In fiscal year 2015, we withheld payroll taxes totaling $59.9 million relating to 3.9 million shares of common stock that were repurchased or canceled. Based on our estimate of the Restricted Awards that will vest or be released in fiscal year 2016, and further assuming that one-third of these Restricted Awards would be repurchased or canceled to satisfy the employee’s withholding tax liability (such amount approximating the tax rate of our employees), we would have an obligation to pay cash relating to approximately 2.1 million shares during fiscal year 2016.

1995 Employee Stock Purchase Plan
Our 1995 Employee Stock Purchase Plan (“the Plan”), as amended and restated on January 27, 2015, authorizes the issuance of a maximum of 20,000,000 shares of common stock in semi-annual offerings to employees at a price equal to the lower of 85% of the closing price on the applicable offering commencement date or 85% of the closing price on the applicable offering termination date. Stock-based compensation expense for the employee stock purchase plan is recognized for the fair value benefit accorded to participating employees. At September 30, 2015, we have reserved 8,953,554 shares for future issuance. A summary of the weighted-average grant-date fair value, shares issued and total stock-based compensation expense recognized related to the Plan are as follows:

	2015	2014	2013
Weighted-average grant-date fair value per share	$3.61	$3.98	$4.79
Total shares issued (in millions)	1.4	1.4	1.0
Total stock-based compensation expense (in millions)	$4.7	$5.6	$5.1

The fair value of the purchase rights granted under this plan was estimated on the date of grant using the Black-Scholes option-pricing model that uses the following weighted-average assumptions, which were derived in a manner similar to those discussed above relative to stock options:

	2015	2014	2013
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	27.9%	35.9%	36.9%
Average risk-free interest rate	0.1%	0.1%	0.1%
Expected term (in years)	0.5	0.5	0.5